CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 29,398	$ 25,877
Trade receivables (net of allowance for doubtful accounts of $ 7,883 and $ 5,721 at December 31, 2017 and June 30, 2018 (unaudited), respectively)	118,545	113,719
Other accounts receivable and prepaid expenses	10,512	17,052
Inventories	46,040	54,164
Total current assets	204,495	210,812
NON-CURRENT ASSETS:
Long-term bank deposits	996	996
Deferred taxes, net	529	988
Severance pay and pension fund	5,115	5,459
Other accounts receivable	3,212	3,269
PROPERTY AND EQUIPMENT, NET	30,055	29,870
INTANGIBLE ASSETS, NET	2,810	2,199
Total non-current assets	42,717	42,781
Total assets	247,212	253,593
CURRENT LIABILITIES:
Trade payables	63,614	75,476
Deferred revenues	6,357	5,193
Other accounts payable and accrued expenses	25,390	24,781
Total current liabilities	95,361	105,450
LONG-TERM LIABILITIES:
Deferred tax liability	92	141
Accrued severance pay and pension	9,555	10,085
Other long-term payables	3,730	4,019
Total long-term liabilities	13,377	14,245
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2017 and June 30, 2018 (unaudited); Issued: 81,526,715 and 81,851,915 shares at December 31, 2017 and June 30, 2018 (unaudited), respectively; Outstanding: 78,045,192 and 78,370,392 shares at December 31, 2017 and June 30, 2018 (unaudited), respectively.	214	214
Additional paid-in capital	412,223	410,817
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2017 and June 30, 2018 (unaudited).	(20,091)	(20,091)
Accumulated other comprehensive loss	(9,367)	(7,171)
Accumulated deficits	(244,505)	(249,871)
Total shareholders' equity	138,474	133,898
Total liabilities and shareholders' equity	$ 247,212	$ 253,593